Insurance - Summary of Insurance Investment Results (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Insurance service result [abstract]
Investment return	$ 53		$ (258)	$ (5)	$ 301
Insurance finance income (expense) from insurance and reinsurance contracts held	5		261	123	(212)
Movement in investment contract liabilities	(7)		(7)	9	(33)
Insurance investment results	$ 51	$ 76	$ (4)	$ 127	$ 56